VARIABLE ACCOUNT C
                       OF MONARCH LIFE INSURANCE COMPANY



                                 ANNUAL REPORT
                               DECEMBER 31, 1996



The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Policyholders of Variable Account C of Monarch Life Insurance Company

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Money Market, Equity-Income, Growth, Asset Manager, High Income, Overseas, and Investment Grade Bond Divisions (constituting Variable Account C of Monarch Life Insurance Company) at December 31, 1996 and 1995 and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1996, by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts

March 21, 1997

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1996
================================================================================


ASSETS                                                          Cost         Shares     Market Value
                                                            ============  ============  ============
Investment in Variable Insurance Product Fund and Fund II,
at Market Value (Note 2):
  Money Market Portfolio                                    $  6,811,399     6,811,399  $  6,811,399
  Equity-Income Portfolio                                     11,455,123       590,273    12,413,451
  Growth Portfolio                                            15,556,221       517,816    16,124,802
  Asset Manager Portfolio                                      3,204,405       196,786     3,331,591
  High Income Portfolio                                        3,343,128       282,121     3,532,159
  Overseas Portfolio                                           4,460,304       255,261     4,809,113
  Investment Grade Bond Portfolio                              1,053,712        88,712     1,085,837
                                                            ------------                ------------
Total Invested Assets                                       $ 45,884,292                  48,108,352
                                                            ============
Pending Trades                                                                                 1,311
                                                                                        ------------
Total Assets                                                                              48,109,663
                                                                                        ------------
LIABILITIES
Payable to Monarch Life Insurance Company                                                     94,052
                                                                                        ------------
  Total Liabilities                                                                           94,052
                                                                                        ------------
  Net Assets                                                                            $ 48,015,611
                                                                                        ============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1995
================================================================================


ASSETS                                                          Cost         Shares     Market Value
                                                            ============  ============  ============
Investment in Variable Insurance Product Fund and Fund II,
at Market Value (Note 2):
  Money Market Portfolio                                    $  6,178,709     6,178,709  $  6,178,709
  Equity-Income Portfolio                                     11,221,362       676,052    13,027,514
  Growth Portfolio                                            14,757,744       521,170    15,218,167
  Asset Manager Portfolio                                      3,423,644       234,424     3,701,549
  High Income Portfolio                                        3,000,836       256,477     3,090,544
  Overseas Portfolio                                           3,771,886       233,585     3,982,514
  Investment Grade Bond Portfolio                              1,090,299        94,354     1,177,535
                                                            ------------                ------------
Total Invested Assets                                       $ 43,444,480                  46,376,532
                                                            ============
Pending Trades                                                                                 1,264
                                                                                        ------------
Total Assets                                                                              46,377,796
                                                                                        ------------
LIABILITIES
Payable to Monarch Life Insurance Company                                                     98,482
                                                                                        ------------
  Total Liabilities                                                                           98,482
                                                                                        ------------
  Net Assets                                                                            $ 46,279,314
                                                                                        ============


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 and 1994
================================================================================

                                                              TOTALS - ALL DIVISIONS
                                                    ==========================================
                                                        1996           1995           1994
                                                    ============   ============   ============
Investment Income:
 Dividends (Note 2)                                 $  2,675,734   $  1,565,274   $  2,385,047
 Risk Charges and Administrative Expenses (Note 3)      (472,460)      (437,975)      (484,619)
                                                    ------------   ------------   ------------
  Net Investment Income                                2,203,274      1,127,299      1,900,428
                                                    ------------   ------------   ------------

Net Realized Gains                                     3,464,550      4,523,946        545,970
Net Unrealized Gains (Losses)                           (707,998)     2,863,538     (2,478,224)
                                                    ------------   ------------   ------------
  Net Realized and Unrealized Gains (Losses)           2,756,552      7,387,484     (1,932,254)
                                                    ------------   ------------   ------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                             4,959,826      8,514,783        (31,826)
                                                    ------------   ------------   ------------

Transfers of Net Premiums                                  2,750         28,000         18,750
Transfers Due to Deaths                                  (11,874)           (45)       (34,019)
Transfers Due to Other Terminations                   (1,964,558)    (2,792,130)    (2,961,781)
Transfers Due to Policy Loans                           (934,471)       (25,920)      (524,999)
Transfers of Cost of Insurance                          (219,457)      (203,219)      (203,162)
Transfers of Loan Processing Charges                     (95,919)       (95,068)          --
Transfers Among Investment Divisions                        --             --             --
                                                    ------------   ------------   ------------
Net Decrease in Net Assets
 Resulting from Principal Transactions                (3,223,529)    (3,088,382)    (3,705,211)
                                                    ------------   ------------   ------------
Total Increase (Decrease) in Net Assets                1,736,297      5,426,401     (3,737,037)
Net Assets - Beginning Balance                        46,279,314     40,852,913     44,589,950
                                                    ------------   ------------   ------------
Net Assets - Ending Balance                         $ 48,015,611   $ 46,279,314   $ 40,852,913
                                                    ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                               Money          Equity                       Asset           High
                                                               Market         Income         Growth       Manager         Income
                                                 Total        Division       Division       Division      Division       Division
                                              ============   ===========   ============   ============   ===========   ===========
Investment Income:
 Dividends (Note 2)                           $  2,675,734   $   330,714   $    565,198   $  1,069,454   $   234,749   $   289,717
 Risk Charges and Administrative Expenses
   (Note 3)                                       (472,460)      (62,714)      (125,490)      (161,744)      (30,806)      (31,119)
                                              ------------   -----------   ------------   ------------   -----------   -----------
  Net Investment Income                          2,203,274       268,000        439,708        907,710       203,943       258,598
                                              ------------   -----------   ------------   ------------   -----------   -----------

Net Realized Gains                               3,464,550          --        1,905,900        858,806       337,872        17,689
Net Unrealized Gains (Losses)                     (707,998)         --         (847,825)       108,153      (150,718)       99,323
                                              ------------   -----------   ------------   ------------   -----------   -----------
  Net Realized and Unrealized Gains (Losses)     2,756,552          --        1,058,075        966,959       187,154       117,012
                                              ------------   -----------   ------------   ------------   -----------   -----------

Net Increase in Net Assets
 Resulting from Operations                       4,959,826       268,000      1,497,783      1,874,669       391,097       375,610
                                              ------------   -----------   ------------   ------------   -----------   -----------

Transfers of Net Premiums                            2,750         1,750          1,000           --            --            --
Transfers Due to Deaths                            (11,874)         --             --             --         (11,874)         --
Transfers Due to Other Terminations             (1,964,558)     (543,798)      (413,390)      (693,513)      (72,587)     (137,054)
Transfers Due to Policy Loans                     (934,471)     (486,411)       (69,169)      (241,668)     (130,585)       (8,961)
Transfers of Cost of Insurance                    (219,457)      (30,268)       (58,335)       (74,111)      (14,208)      (13,795)
Transfers of Loan Processing Charges               (95,919)      (27,628)       (14,488)       (28,302)       (6,206)       (5,051)
Transfers Among Investment Divisions                  --         978,418     (1,312,971)       305,340      (452,631)      231,698
                                              ------------   -----------   ------------   ------------   -----------   -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions          (3,223,529)     (107,937)    (1,867,353)      (732,254)     (688,091)       66,837
                                              ------------   -----------   ------------   ------------   -----------   -----------

Total Increase (Decrease) in Net Assets          1,736,297       160,063       (369,570)     1,142,415      (296,994)      442,447
Net Assets - Beginning Balance                  46,279,314     6,114,487     12,897,739     15,225,827     3,721,498     3,090,544
                                              ------------   -----------   ------------   ------------   -----------   -----------
Net Assets - Ending Balance                   $ 48,015,611   $ 6,274,550   $ 12,528,169   $ 16,368,242   $ 3,424,504   $ 3,532,991
                                              ============   ===========   ============   ============   ===========   ===========

                                                             Investment
                                                               Grade
                                                Overseas        Bond
                                                Division      Division
                                               ===========   ===========

Investment Income:
 Dividends (Note 2)                            $   122,802   $    63,100
 Risk Charges and Administrative Expenses
   (Note 3)                                        (50,779)       (9,808)
                                               -----------   -----------
  Net Investment Income                             72,023        53,292
                                               -----------   -----------

Net Realized Gains                                 331,648        12,635
Net Unrealized Gains (Losses)                      138,181       (55,112)
                                               -----------   -----------
  Net Realized and Unrealized Gains (Losses)       469,829       (42,477)
                                               -----------   -----------

Net Increase in Net Assets
 Resulting from Operations                         541,852        10,815
                                               -----------   -----------

Transfers of Net Premiums                             --            --
Transfers Due to Deaths                               --            --
Transfers Due to Other Terminations                (78,678)      (25,538)
Transfers Due to Policy Loans                       14,771       (12,448)
Transfers of Cost of Insurance                     (24,007)       (4,733)
Transfers of Loan Processing Charges               (13,534)         (710)
Transfers Among Investment Divisions               394,900      (144,754)
                                               -----------   -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions             293,452      (188,183)
                                               -----------   -----------

Total Increase (Decrease) in Net Assets            835,304      (177,368)
Net Assets - Beginning Balance                   3,974,514     1,254,705
                                               -----------   -----------
Net Assets - Ending Balance                    $ 4,809,818   $ 1,077,337
                                               ===========   ===========

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                               Money          Equity                       Asset           High
                                                               Market         Income         Growth       Manager         Income
                                                 Total        Division       Division       Division      Division       Division
                                              ============   ===========   ============   ============   ===========   ===========
Investment Income:
 Dividends (Note 2)                           $  1,565,274   $   492,917   $    669,369   $     57,205   $    85,736   $   192,214
 Risk Charges and Administrative Expenses
   (Note 3)                                       (437,975)      (85,634)      (103,031)      (129,969)      (37,298)      (30,796)
                                              ------------   -----------   ------------   ------------   -----------   -----------
  Net Investment Income (Loss)                   1,127,299       407,283        566,338        (72,764)       48,438       161,418
                                              ------------   -----------   ------------   ------------   -----------   -----------

Net Realized Gains (Losses)                      4,523,946          --          796,207      3,462,908        95,842       254,978
Net Unrealized Gains                             2,863,538          --        1,612,696        228,243       393,764       116,403
                                              ------------   -----------   ------------   ------------   -----------   -----------
  Net Realized and Unrealized Gains              7,387,484          --        2,408,903      3,691,151       489,606       371,381
                                              ------------   -----------   ------------   ------------   -----------   -----------

Net Increase in Net Assets
 Resulting from Operations                       8,514,783       407,283      2,975,241      3,618,387       538,044       532,799
                                              ------------   -----------   ------------   ------------   -----------   -----------

Transfers of Net Premiums                           28,000        10,000          2,500            500          --            --
Transfers Due to Deaths                                (45)          896           (285)          (230)         (426)         --
Transfers Due to Other Terminations             (2,792,130)   (1,592,948)      (217,943)      (144,189)      (85,005)     (534,454)
Transfers Due to Policy Loans                      (25,920)      (53,638)           768         59,937       (55,401)      159,875
Transfers of Cost of Insurance                    (203,219)      (37,909)       (48,847)       (59,660)      (17,620)      (15,079)
Transfers of Loan Processing Charges               (95,068)      (22,969)       (20,908)       (29,273)       (5,088)       (7,612)
Transfers Among Investment Divisions                  --      (3,074,421)     2,435,480      2,152,893    (1,065,240)      615,992
                                              ------------   -----------   ------------   ------------   -----------   -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions          (3,088,382)   (4,770,989)     2,150,765      1,979,978    (1,228,780)      218,722
                                              ------------   -----------   ------------   ------------   -----------   -----------

Total Increase (Decrease) in Net Assets          5,426,401    (4,363,706)     5,126,006      5,598,365      (690,736)      751,521
Net Assets - Beginning Balance                  40,852,913    10,478,193      7,771,733      9,627,462     4,412,234     2,339,023
                                              ------------   -----------   ------------   ------------   -----------   -----------
Net Assets - Ending Balance                   $ 46,279,314   $ 6,114,487   $ 12,897,739   $ 15,225,827   $ 3,721,498   $ 3,090,544
                                              ============   ===========   ============   ============   ===========   ===========

                                                             Investment
                                                               Grade
                                                Overseas        Bond
                                                Division      Division
                                               ===========   ===========
Investment Income:
 Dividends (Note 2)                            $    35,248   $    32,585
 Risk Charges and Administrative Expenses
   (Note 3)                                        (40,565)      (10,682)
                                               -----------   -----------
  Net Investment Income (Loss)                      (5,317)       21,903
                                               -----------   -----------

Net Realized Gains (Losses)                        (85,618)         (371)
Net Unrealized Gains                               374,134       138,298
                                               -----------   -----------
  Net Realized and Unrealized Gains                288,516       137,927
                                               -----------   -----------

Net Increase in Net Assets
 Resulting from Operations                         283,199       159,830
                                               -----------   -----------

Transfers of Net Premiums                             --          15,000
Transfers Due to Deaths                               --            --
Transfers Due to Other Terminations               (140,005)      (77,586)
Transfers Due to Policy Loans                     (142,751)        5,290
Transfers of Cost of Insurance                     (18,640)       (5,464)
Transfers of Loan Processing Charges                (7,459)       (1,759)
Transfers Among Investment Divisions            (1,302,248)      237,544
                                               -----------   -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions          (1,611,103)      173,025
                                               -----------   -----------

Total Increase (Decrease) in Net Assets         (1,327,904)      332,855
Net Assets - Beginning Balance                   5,302,418       921,850
                                               -----------   -----------
Net Assets - Ending Balance                    $ 3,974,514   $ 1,254,705
                                               ===========   ===========

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                               Money          Equity                       Asset           High
                                                               Market         Income         Growth       Manager         Income
                                                 Total        Division       Division       Division      Division       Division
                                              ============   ===========   ============   ============   ===========   ===========
Investment Income:
 Dividends (Note 2)                           $  2,385,047   $   385,752   $    574,002   $    753,498   $   256,498   $   373,170
 Risk Charges and Administrative Expenses
   (Note 3)                                       (484,619)     (107,357)       (81,200)      (112,639)      (60,754)      (32,113)
                                              ------------   -----------   ------------   ------------   -----------   -----------
  Net Investment Income (Loss)                   1,900,428       278,395        492,802        640,859       195,744       341,057
                                              ------------   -----------   ------------   ------------   -----------   -----------

Net Realized Gains (Losses)                        545,970          --          428,203       (605,942)      277,504      (123,281)
Net Unrealized Losses                           (2,478,224)         --         (530,743)      (294,624)     (833,998)     (278,488)
                                              ------------   -----------   ------------   ------------   -----------   -----------
  Net Realized and Unrealized Gains (Losses)    (1,932,254)         --         (102,540)      (900,566)     (556,494)     (401,769)
                                              ------------   -----------   ------------   ------------   -----------   -----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                         (31,826)      278,395        390,262       (259,707)     (360,750)      (60,712)
                                              ------------   -----------   ------------   ------------   -----------   -----------

Transfers of Net Premiums                           18,750          --            8,750          7,500          --            --
Transfers Due to Deaths                            (34,019)       (7,117)       (13,668)        (9,524)          (97)          (51)
Transfers Due to Other Terminations             (2,961,781)   (1,427,053)      (119,435)      (719,084)      (89,894)     (220,926)
Transfers Due to Policy Loans                     (524,999)     (163,200)       (97,897)      (159,262)      153,592      (229,743)
Transfers of Cost of Insurance                    (203,162)      (42,411)       (36,315)       (48,382)      (24,006)      (13,188)
Transfers of Loan Processing Charges                  --            --             --             --            --            --
Transfers Among Investment Divisions                  --       5,851,112       (119,505)    (2,115,350)     (597,265)   (1,140,318)
                                              ------------   -----------   ------------   ------------   -----------   -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions          (3,705,211)    4,211,331       (378,070)    (3,044,102)     (557,670)   (1,604,226)
                                              ------------   -----------   ------------   ------------   -----------   -----------

Total Increase (Decrease) in Net Assets         (3,737,037)    4,489,726         12,192     (3,303,809)     (918,420)   (1,664,938)
Net Assets - Beginning Balance                  44,589,950     5,988,467      7,759,541     12,931,271     5,330,654     4,003,961
                                              ------------   -----------   ------------   ------------   -----------   -----------
Net Assets - Ending Balance                   $ 40,852,913   $10,478,193   $  7,771,733   $  9,627,462   $ 4,412,234   $ 2,339,023
                                              ============   ===========   ============   ============   ===========   ===========

                                                             Investment
                                                               Grade
                                                Overseas        Bond
                                                Division      Division
                                               ===========   ===========
Investment Income:
 Dividends (Note 2)                            $    38,662   $     3,465
 Risk Charges and Administrative Expenses
   (Note 3)                                        (78,926)      (11,630)
                                               -----------   -----------
  Net Investment Income (Loss)                     (40,264)       (8,165)
                                               -----------   -----------

Net Realized Gains (Losses)                        561,290         8,196
Net Unrealized Losses                             (482,023)      (58,348)
                                               -----------   -----------
  Net Realized and Unrealized Gains (Losses)        79,267       (50,152)
                                               -----------   -----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                          39,003       (58,317)
                                               -----------   -----------

Transfers of Net Premiums                            2,500          --
Transfers Due to Deaths                             (3,542)          (20)
Transfers Due to Other Terminations               (272,740)     (112,649)
Transfers Due to Policy Loans                      (26,435)       (2,054)
Transfers of Cost of Insurance                     (33,621)       (5,239)
Transfers of Loan Processing Charges                  --            --
Transfers Among Investment Divisions            (1,629,050)     (249,624)
                                               -----------   -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions          (1,962,888)     (369,586)
                                               -----------   -----------

Total Increase (Decrease) in Net Assets         (1,923,885)     (427,903)
Net Assets - Beginning Balance                   7,226,303     1,349,753
                                               -----------   -----------
Net Assets - Ending Balance                    $ 5,302,418   $   921,850
                                               ===========   ===========

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1-ORGANIZATION

Variable Account C of Monarch Life Insurance Company (the Account), is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as, The Fidelity Variable Account, a unit investment trust registered under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of seven investment divisions. Five of the divisions invest solely in the shares of the five corresponding portfolios of the Variable Insurance Products Fund, and the remaining two divisions invest solely in the shares of the two corresponding portfolios of the Variable Insurance Products Fund II (the Funds), both are no-load, open-end, diversified, series management investment companies registered under the 1940 Act. The Funds' investment advisor is Fidelity Management & Research Company. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The portion of the Account's assets applicable to the variable life insurance policies is not chargeable with liabilities arising out of any other business Monarch Life may conduct.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain of Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

On January 31, 1997, the Receiver, with Court approval, appointed a Special Deputy Receiver for Monarch Life. The Special Deputy Receiver is responsible for the management of Monarch Life's operations and reports to the Receiver as has been the case with Monarch Life's President, who recently announced plans to retire at the end of the first quarter of 1997. The Receiver's active involvement in the rehabilitation of Monarch Life will not change.

Insurance departments of various jurisdictions have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Louisiana (1994), Michigan (1995), Missouri (1994), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing disability income insurance, variable life, and annuity business. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the policyholders participating in the Account.

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with generally accepted accounting principles.

      INVESTMENTS: The investments in shares of the Funds are stated at the net asset value per share of the respective portfolios of the Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares sold and redeemed is determined on the first-in, first-out method. Dividends and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the statements of operations and changes in net assets.

      FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

NOTE 3-EXPENSES

Monarch Life assumes mortality and expense risks, minimum death benefit guarantee risks and annual administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. The charge is equal to a rate of 1% (on an annual basis) of the policyholders' investment base.

During each of the first ten policy years, Monarch Life deducts a charge for the first year administrative expenses and state premium taxes. It is deducted each quarter and is equal to 0.0815% of the policyholder's investment base as of the previous quarter. This charge is designed to be approximately .35% annually of the policyholder's investment base.

NOTE 4-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Since June 13, 1995, Baystate Capital Services, Inc. (BCSI), has been the principal underwriter and general distributor of the contracts maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life. Prior to June 13, 1995, the function of principal underwriter and general distributor was performed by First Variable Capital Services, Inc., a wholly-owned subsidiary of First Variable Life Insurance Company (FVL). Prior to September 22, 1994, FVL was a wholly-owned subsidiary of Monarch Life. Effective September 22, 1994, FVL is no longer an affiliate of Monarch Life.

NOTE 5-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of Funds shares by the Account during the year ended December 31, 1996, are shown below:

                                                      Purchases         Sales
                                                     -----------     -----------
      Money Market Portfolio                         $26,255,257     $25,622,566
      Equity-Income Portfolio                          8,940,840      10,612,978
      Growth Portfolio                                24,524,295      24,584,624
      Asset Manager Portfolio                          4,337,693       4,894,805
      High Income Portfolio                            3,887,266       3,562,663
      Overseas Portfolio                               4,937,636       4,580,866
      Investment Grade Bond Portfolio                  1,062,001       1,111,223
                                                     -----------     -----------
             Totals                                  $73,944,988     $74,969,725
                                                     ===========     ===========


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

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 6-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds, that the Account satisfies the current requirements of the regulations.


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